Balances and Transactions With Related Parties - Disclosure of Transaction of Related Party, Nature of Services (Detail)	12 Months Ended
Dec. 31, 2020
Hotelera Internacional S.A. [Member]
Disclosure of transactions between related parties [line items]
Description of nature of services	Accommodation services for crews and employees of the Companies.
Corporacion Hotelera Internacional S.A. [member]
Disclosure of transactions between related parties [line items]
Description of nature of services	Accommodation services for crews and employees of the Companies.
Global Operadora Hotelera S.A.S [member]
Disclosure of transactions between related parties [line items]
Description of nature of services	Accommodation services for crews and employees of the Companies.
Empresariales S.A.S. [member]
Disclosure of transactions between related parties [line items]
Description of nature of services	Transportation services for employees of Avianca, S.A.
OceanAir Linhas Aereas, S.A. [member]
Disclosure of transactions between related parties [line items]
Description of nature of services	On July 14, 2020, OceanAir was declared bankrupt. All contracts to date are not in force given the current situation of OceanAir and are not being executed, therefore, Avianca sent OceanAir a notification of termination of the contracts, so there are no more commercial relationships between the companies.
Opera Transporte y logstica Integral SAS [Member]
Disclosure of transactions between related parties [line items]
Description of nature of services	It provides Avianca, S.A. ground transportation services for cargo / courier shipments